UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 2,889,830	$ 3,316,062
Short-term investments	1,808,324	2,554,319
Media deposits - third parties	510,926	713,938
Due from related parties	$ 28,667	$ 30,075
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Deposit due from a third party	$ 2,752,092	$ 2,816,941
Other current assets	2,666,452	2,831,873
Total Current Assets	38,398,668	39,520,805
Long-term investment	6,616,248	6,848,964
Property and equipment, net	1,906,340	2,056,424
Intangible assets, net	319,889	401,549
Total Assets	47,241,145	48,827,742
Current Liabilities
Short-term bank borrowings	2,201,673	2,253,553
Accounts payable	3,290,894	2,292,871
Advance from advertisers	882,954	841,250
Advertiser deposits	71,479	90,065
Income tax payable	249,808	249,917
Due to related parties	$ 3,548	$ 12,176
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Accrued expenses and other liabilities	$ 851,198	$ 727,799
Total Current Liabilities	7,551,554	6,467,631
Total Liabilities	7,551,554	6,467,631
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Statutory reserve	898,133	898,133
Retained earnings	1,672,039	3,412,457
Accumulated other comprehensive loss	(4,459,730)	(3,529,628)
Total Shareholders' Equity	39,689,591	42,360,111
Total Liabilities and Shareholders' Equity	47,241,145	48,827,742
Non-related party
Current Assets
Accounts receivable, net	27,018,368	26,082,773
Prepayments	718,510	959,135
Related Party
Current Assets
Accounts receivable, net	$ 5,499
Prepayments		$ 215,689